Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of CashFlows [Abstract]
Net Loss for the Year	$ (6,969)	$ (1,027)	$ (1,782)
Adjustments to reconcile net income (loss) to net cash used in operating activities (a)	5,944	(591)	1,075
Net cash used in operating activities	(1,025)	(1,618)	(707)
Cash flows from investing activities:
Purchase of fixed assets		(54)
Interest from bank deposit		34	41
Investment in long-term deposits		(14)
Acquisition of subsidiary, consolidated for the first time (see Note 5)		(410)
Loan provided to subsidiary prior to acquisition		(400)
Proceeds from sale of marketable securities	777
Loan to former subsidiary	(250)
Cash and cash equivalents of deconsolidated subsidiary (see note 6)	(5)
Net cash provided by (used in) investing activities	522	(844)	41
Cash flows from financing activities:
Loan repayment		(13)
Issuance of shares and warrants		1,460
Shareholder loan	208
Net cash provided by financing activities	208	1,447
Decrease in cash and cash equivalents	(295)	(1,015)	(666)
Losses from exchange rate differences on cash and cash equivalents		(15)	(27)
Cash and cash equivalents at the beginning of the year	371	1,401	2,094
Cash and cash equivalents at the end of the year	76	371	1,401
Depreciation and amortization		199
Change in deferred taxes		(130)
Revaluation of marketable securities	(5)	(167)	1,022
Revaluation of warrants	(1,102)	(926)
Share-based payment expense	346	264	3
Impairment loss on intangible assets	223
Bad debt loss	308
Exchange rate differences	(35)	14	27
Interest income	(60)	(34)	(41)
Interest expenses	7
Revaluation of convertible loan	54
Loss from disposal/deconsolidation of subsidiary	6,210
Net income and expenses not involving operating cash flows	5,946	(780)	1,011
Decrease (increase) in prepaid expenses and other current assets	28	(58)	45
Decrease in trade receivables	157	39
Increase (decrease) in accounts payable	(187)	208	19
Net operating asset and liability	(2)	189	64
Net cash provided by (used in) operating activities	$ 5,944	$ (591)	$ 1,075